DERIVATIVES AND HEDGING	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING

NOTE 7: DERIVATIVES AND HEDGING

The Company uses derivative instruments primarily to manage exposures to foreign currency exchange rate and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

The fair values of derivative instruments and the balance sheet items to which they were recorded are summarized as follows:

	Balance sheet line item	December 31,
		2024	2023
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$2,984	$9,806
		$2,984	$9,806
Derivatives not designated as hedging instruments:
		$–	$–
Total		$2,984	$9,806

The effect of derivative instruments on cash flow hedging, as well as the effect of instruments not designated as hedge and the relationship between income and other comprehensive income for the years ended December 31, 2024 and December 31, 2023, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Derivatives designated as hedging instruments:
Foreign exchange contracts	$(961)	$4,273	$(5,861)	$8,741	$–	$–
Total	$(961)	$4,273	$(5,861)	$8,741	$–	$–

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Derivatives not designated as hedging instruments:
Foreign exchange contracts	$–	$–	$–	$–	$–	$–
Total	$–	$–	$–	$–	$–	$–

(*) Classified in operating expenses in the consolidated statement of operations.

The notional amounts of the outstanding derivatives are summarized as follows:

	As of December 31,
	2024	2023
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$209,487	$157,430
	$209,487	$157,430

In accordance with ASC 820, “Fair Value Measurement” (“ASC 820”) the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value.